Inventories	12 Months Ended
Dec. 31, 2012
Inventories
Inventories	Note E. Inventories ($ in millions)
At December 31:	2012	2011
Finished goods	$475	$589
Work in process and raw materials	1,812	2,007
Total	$2,287	$2,595